Finance Income and Related Cost of Finance Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2011
Finance Income and Related Cost of Finance

Net sales and other operating revenue and cost of sales include finance income and related cost of finance subsidiaries for each of the years in the three-year period ended March 31, 2011 as follows:

	Yen (millions)
	2009	2010	2011
Finance income	¥596,525	¥618,811	¥573,458
Finance cost	341,282	321,491	309,850